Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Transactions and Balances with Related Parties [Abstract]
Schedule of Key Management Personnel and Interested Parties

Compensation to key management personnel and interested parties that are employed by, or provide consulting services to, the Company:

	Year ended December 31
	2025		2024		2023
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Short-term Benefits	4	1,299 *	3	707	3	703
Post-employment Benefits	3	67	2	66	2	66
Share-based payments	4	-	3	74	3	80

*	Includes payment made to an officer in consideration for consulting services provided to the Company prior to her appointment as an officer

Schedule of Compensation to Directors

Compensation to directors (excluding compensation paid under the Management Agreement and the Active Chairman Agreement):

	Year ended December 31
	2025		2024		2023
	Number of		Number of		Number of
	People	Amount	People	Amount	People	Amount
		€ thousands		€ thousands		€ thousands
Total compensation to directors not employed
by the Company	4	117	4	117	4	80
Share-based payments	4	16	4	22	4	28

Schedule of Debts and Loans to Related and Interested Parties	Debts and loans to related and interested parties
	The terms of the loan		Balance as at December 31		Interest income recognized in statement of income for the year ended December 31
	Interest	Linkage
	rate	base	2025	2024	2025	2024	2023
	%		€ thousands
Ellomay Luzon Energy (see Note 6A)	8.1	NIS+ Israeli CPI	-	-	-	-	267